Average Annual Total Returns - FidelitySAISmall-MidCap500IndexFund-PRO - FidelitySAISmall-MidCap500IndexFund-PRO - Fidelity SAI Small-Mid Cap 500 Index Fund	Sep. 29, 2022
Fidelity SAI Small-Mid Cap 500 Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.92%
Past 5 years	15.05%
Since Inception	12.84%
Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.85%
Past 5 years	11.78%
Since Inception	10.22%
Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.07%
Past 5 years	11.57%
Since Inception	9.94%
IX280
Average Annual Return:
Past 1 year	20.90%
Past 5 years	15.12%
Since Inception	12.91%	[1]

[1]	A From August 12, 2015